CONSTRUCTION IN PROGRESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Construction In Progress [Line Items]
Balance beginning	$ 1,219,884	$ 1,676,522
Additions	0	21,873
Transfer to fixed assets	0	(403,724)
Write off	0	(91,189)
Effect of foreign exchange rate changes	35,546	16,402
Balance at December 31,2013	1,255,430	1,219,884
Plant [Member]
Schedule of Construction In Progress [Line Items]
Balance at December 31,2013	1,255,430
Estimated cost to complete as of December 31, 2013	$ 0
Estimated time to complete	Temporarily ceased construction